Restatement (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 22,437	$ 35,414
Prepaid Expenses	11,430	9,166
Total current assets	33,867	44,580
Property and equipment, net	5,100	3,647
Total assets	38,967	48,227
Current liabilities:
Accounts Payable	220,740	188,265
Accounts payable, related parties	52,489	54,668
Accrued interest	18,026	7,792
Accrued interest, related parties	3,570	1,170
Convertible notes payable, net of discounts of $245,345	153,024	41,815
Notes payable, related parties	30,000	30,000
Derivative liabilities	221,822	150,076
Total current liabilities	699,671	473,786
Total liabilities	699,671	473,786
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively	3,046	823
Additional paid in capital	11,899,504	10,370,651
Accumulated deficit	(12,565,254)	(10,797,033)
Total stockholders' equity (deficit)	(660,704)	(425,559)	$ (67,759)
Total liabilities and stockholders' equity (deficit)	$ 38,967	48,227
As Originally Reported [Member]
Current assets:
Cash		35,414
Prepaid Expenses		9,166
Total current assets		44,580
Property and equipment, net		3,647
Total assets		48,227
Current liabilities:
Accounts Payable		188,265
Accounts payable, related parties		54,668
Accrued interest		7,792
Accrued interest, related parties		1,170
Convertible notes payable, net of discounts of $245,345		42,655
Notes payable, related parties		30,000
Derivative liabilities
Total current liabilities		324,550
Total liabilities		324,550
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively		823
Additional paid in capital		10,500,651
Accumulated deficit		(10,777,797)
Total stockholders' equity (deficit)		(276,323)
Total liabilities and stockholders' equity (deficit)		48,227
Adjustment [Member]
Current assets:
Cash
Prepaid Expenses
Total current assets
Property and equipment, net
Total assets
Current liabilities:
Accounts Payable
Accounts payable, related parties
Accrued interest
Accrued interest, related parties
Convertible notes payable, net of discounts of $245,345		(840)
Notes payable, related parties
Derivative liabilities		150,076
Total current liabilities		149,236
Total liabilities		149,236
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively
Additional paid in capital		(130,000)
Accumulated deficit		(19,236)
Total stockholders' equity (deficit)		(149,236)
Total liabilities and stockholders' equity (deficit)
As Restated [Member]
Current assets:
Cash		35,414
Prepaid Expenses		9,166
Total current assets		44,580
Property and equipment, net		3,647
Total assets		48,227
Current liabilities:
Accounts Payable		188,265
Accounts payable, related parties		54,668
Accrued interest		7,792
Accrued interest, related parties		1,170
Convertible notes payable, net of discounts of $245,345		41,815
Notes payable, related parties		30,000
Derivative liabilities		150,076
Total current liabilities		473,786
Total liabilities		473,786
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively		823
Additional paid in capital		10,370,651
Accumulated deficit		(10,797,033)
Total stockholders' equity (deficit)		(425,559)
Total liabilities and stockholders' equity (deficit)		$ 48,227